Business Segments - Business Segments (Details) (USD $)	3 Months Ended
	Nov. 30, 2013	Nov. 30, 2012
Revenues	$ 724,632
Cost of revenues	494,555
Gross profit	230,077
Operating expenses:
General and administrative	277,360	43,714
Depreciation and amortization	5,452	90
Loss from operations	(285,357)	(46,908)
Other income (expense):
Interest and finance charges	(151,003)	(2,851)
Medical Device Manufacturing
Revenues
Cost of revenues	12,167
Gross profit	(12,167)
Operating expenses:
General and administrative	11,897
Depreciation and amortization	2,423
Total operating expenses	14,320
Loss from operations	(26,487)
Other income (expense):
Interest and finance charges	(3,483)
Other income (expenses)
Total other income (expense)	(4,266)
Loss from operations	(30,753)
Personal Care Services
Revenues	724,632
Cost of revenues	482,388
Gross profit	242,244
Operating expenses:
General and administrative	154,974
Depreciation and amortization	2,945
Total operating expenses	157,919
Loss from operations	84,325
Other income (expense):
Interest and finance charges	(63,004)
Total other income (expense)	(91,752)
Loss from operations	$ (7,427)